Foreign currency gains (losses), net	12 Months Ended
Dec. 31, 2025
Foreign currency gains (losses), net
Foreign currency gains (losses), net

Note 8. Foreign currency gains (losses), net

The following table represents foreign currency gains and losses, net:

	Years Ended December 31,
in €‘000	2025	2024	2023
Foreign currency gains	184,079	50,707	65,594
Foreign currency losses	(105,265)	(88,930)	(42,389)
Total	78,814	(38,223)	23,205

For additional information related to the Company’s exposure to foreign currency, refer to Note 25.6.